Deferred income - Movement in the non-current and current deferred income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	€ 2,364,701	€ 2,809,133	€ 3,000,646
Upfront/license fees received		12,643	160,000
Milestones received	18,238		90,192
Significant financing component	7,672	9,289	16,278
Revenue recognition of upfront	(370,078)	(433,884)	(411,417)
Revenue recognition of milestones	(34,777)	(32,408)	(46,261)
Other movements	3,474	(67)	(305)
Deferred income, ending balance	1,989,230	2,364,701	2,809,133
Gilead [member]
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	4,308,669	4,286,852
Deferred income, ending balance	4,339,347	4,308,669	4,286,852
Other.
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance		67	10
Other movements	3,474	(67)	57
Deferred income, ending balance	3,474		67
Fee for services segment
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance			362
Other movements			(362)
Collaboration agreement for filgotinib
Disclosure of Deferred Income [Line Items]
Deferred income, ending balance	456,400
Collaboration agreement for filgotinib | Gilead [member]
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	604,875	818,654	780,261
Upfront/license fees received		12,643	160,000
Milestones received	18,238		90,192
Significant financing component	7,672	9,289	16,278
Revenue recognition of upfront	(139,655)	(203,301)	(181,816)
Revenue recognition of milestones	(34,777)	(32,408)	(46,261)
Deferred income, ending balance	456,352	604,875	818,654
Gilead collaboration agreement for drug discovery platform
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	1,759,800
Deferred income, ending balance	1,529,400	1,759,800
Gilead collaboration agreement for drug discovery platform | Gilead [member]
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	1,759,828	1,990,412	2,220,013
Revenue recognition of upfront	(230,423)	(230,582)	(229,601)
Deferred income, ending balance	€ 1,529,405	€ 1,759,828	€ 1,990,412